Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2012
Asset Retirement Obligation Disclosure [Text Block]
10.      ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2011 and 2012 were as follows :

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Balance at beginning of the year	-	¥248,183	$3,012

Liabilities incurred	¥242,495	42,273	513
Liabilities settled	-	-	-
Accretion expense	5,688	8,627	104
Revision in estimated cash flows	-	-	-

Balance at end of the year	¥248,183	¥299,083	$3,629